Mining interests - Versamet Transaction - Narrative (Details) $ in Thousands, shares in Millions					12 Months Ended
	Aug. 13, 2024 USD ($) shares	Aug. 13, 2024 $ / shares	Jun. 05, 2024 USD ($) shares royalty	Jun. 05, 2024 royalty $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Gain on sale of mining interest					$ 0	$ 56,115
Versamet
Disclosure of detailed information about property, plant and equipment [line items]
Number of metal royalties sold | royalty			10	10
Gain on sale of mining interest						$ 49,000
Versamet | Tranche 1
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received in shares (in shares) | shares			122
Portion of consideration paid (received) consisting of equity shares (in CAD per share) | $ / shares				$ 0.80
Fair value of common shares received			$ 71,000
Versamet | Tranche 2
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received in shares (in shares) | shares	17
Portion of consideration paid (received) consisting of equity shares (in CAD per share) | $ / shares		$ 0.80
Fair value of common shares received	$ 10,000